Note 25 - Derivative Financial Instruments - Details of Derivative Instruments (Details) - Digital currency perpetual contracts [member] - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Statement Line Items [Line Items]
Derivative assets	$ 0	$ 0
Derivative liabilities	0	0
Derivative notional amount	$ 140,522	$ 38,626